SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Interest Rate Swap Contracts) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Unrealized gain/(loss) on interest rate swap contract	$ (17,606)	$ (4,699)	$ 47,112	$ (11,567)
Interest rate swap	(19,330)		(1,724)	(48,836)
Cash and cash equivalents	74,541	243,190	115,489	29,676	70,738
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Interest rate swap			0	0
Cash and cash equivalents			115,489	29,676
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Interest rate swap			(1,724)	(48,836)
Cash and cash equivalents			0	0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Interest rate swap			0	0
Cash and cash equivalents			$ 0	$ 0